Portfolio of Investments
Columbia Global Equity Value Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Brazil 0.6%
Pagseguro Digital Ltd., Class A(a),(b)	128,157	4,103,587
Canada 3.6%
Alimentation Couche-Tard, Inc., Class B	123,054	7,552,034
Suncor Energy, Inc.	366,077	11,275,172
Yamana Gold, Inc.	3,524,302	7,013,361
Total		25,840,567
China 0.6%
Tencent Holdings Ltd.	100,800	4,203,124
Finland 0.9%
UPM-Kymmene OYJ	269,902	6,752,254
France 3.2%
Aperam SA	103,816	2,445,630
AXA SA	519,056	12,779,389
BNP Paribas SA	169,999	7,795,461
Total		23,020,480
Israel 0.3%
Bezeq Israeli Telecommunication Corp., Ltd.	3,883,188	2,408,695
Japan 8.0%
ITOCHU Corp.	675,600	12,402,899
Nippon Telegraph & Telephone Corp.	271,400	12,142,744
ORIX Corp.	829,601	11,696,326
Starts Corp., Inc.	180,300	4,228,536
Subaru Corp.	235,700	5,446,434
Takeda Pharmaceutical Co., Ltd.	332,228	11,296,532
Total		57,213,471
Netherlands 3.8%
ING Groep NV	559,279	6,040,936
Koninklijke Ahold Delhaize NV	296,265	6,644,854
NXP Semiconductors NV	85,074	7,500,124
Signify NV	256,842	6,874,867
Total		27,060,781
Norway 0.9%
BW LPG Ltd.(a)	1,558,361	6,540,897
Common Stocks (continued)
Issuer	Shares	Value ($)
Russian Federation 0.7%
Sberbank of Russia PJSC, ADR	354,174	5,103,916
South Korea 1.9%
Hyundai Home Shopping Network Corp.	67,447	5,176,468
Youngone Corp.	264,964	8,588,135
Total		13,764,603
Spain 4.2%
ACS Actividades de Construccion y Servicios SA	337,322	13,854,943
Endesa SA	440,255	10,967,399
Tecnicas Reunidas SA	206,533	5,177,063
Total		29,999,405
Sweden 0.7%
Hemfosa Fastigheter AB	531,200	4,898,576
United Kingdom 8.2%
BP PLC, ADR	310,341	12,637,085
BT Group PLC	2,933,758	7,154,314
Inchcape PLC	766,365	5,665,393
John Wood Group PLC	1,060,553	5,226,818
Just Group PLC(a)	5,346,224	3,230,500
Legal & General Group PLC	3,155,557	10,225,018
Royal Dutch Shell PLC, Class A	465,746	14,426,543
Total		58,565,671
United States 60.7%
Agilent Technologies, Inc.	117,353	7,868,519
Alexion Pharmaceuticals, Inc.(a)	13,090	1,488,071
Allstate Corp. (The)	141,550	13,519,440
Alphabet, Inc., Class C(a)	6,774	7,475,990
Ameren Corp.	152,014	11,148,707
American Electric Power Co., Inc.	213,582	18,393,682
American Tower Corp.	50,207	10,481,715
Bank of America Corp.	786,890	20,931,274
Baxter International, Inc.	109,387	8,033,381
BioMarin Pharmaceutical, Inc.(a)	23,570	1,938,397
Broadcom, Inc.	40,369	10,158,455
Cimarex Energy Co.	58,546	3,348,246
Cisco Systems, Inc.	393,848	20,491,911
Columbia Global Equity Value Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Citigroup, Inc.	154,883	9,625,978
Delta Air Lines, Inc.	157,861	8,129,841
Discovery, Inc., Class A(a)	258,815	7,055,297
DISH Network Corp., Class A(a)	145,688	5,260,794
Dow, Inc.	170,489	7,972,066
EOG Resources, Inc.	102,447	8,388,360
Equity LifeStyle Properties, Inc.	99,127	12,059,791
General Motors Co.	278,890	9,298,193
Helmerich & Payne, Inc.	116,674	5,706,525
Home Depot, Inc. (The)	51,516	9,780,313
Host Hotels & Resorts, Inc.	461,037	8,349,380
International Business Machines Corp.	59,646	7,574,446
Johnson & Johnson	173,295	22,727,639
JPMorgan Chase & Co.	263,656	27,936,990
L3 Technologies, Inc.	53,510	12,952,631
MasterCard, Inc., Class A	38,962	9,798,553
Microsoft Corp.	61,286	7,579,852
Mondelez International, Inc., Class A	238,234	12,114,199
Norfolk Southern Corp.	76,827	14,992,021
PepsiCo, Inc.	135,824	17,385,472
Pfizer, Inc.	472,566	19,620,940
Common Stocks (continued)
Issuer	Shares	Value ($)
Philip Morris International, Inc.	171,931	13,261,038
Prudential Financial, Inc.	135,424	12,510,469
Quotient Ltd.(a)	516,177	4,991,432
Steel Dynamics, Inc.	121,019	3,043,628
T-Mobile U.S.A., Inc.(a)	136,398	10,017,069
Vertex Pharmaceuticals, Inc.(a)	13,462	2,237,115
Xcel Energy, Inc.	175,679	10,073,434
Total		435,721,254
Virgin Islands 0.3%
Capri Holdings Ltd.(a)	77,484	2,516,680
Total Common Stocks (Cost $641,469,126)		707,713,961

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(c),(d)	6,758,484	6,757,808
Total Money Market Funds (Cost $6,757,808)		6,757,808
Total Investments in Securities (Cost $648,226,934)		714,471,769
Other Assets & Liabilities, Net		3,526,886
Net Assets		$717,998,655

At May 31, 2019, securities and/or cash totaling $4,101,762 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,937,000 GBP	7,677,746 USD	JPMorgan	06/13/2019	168,263	—
858,116,000 JPY	7,646,730 USD	JPMorgan	06/13/2019	—	(278,029)
15,108,703,000 KRW	13,074,449 USD	JPMorgan	06/13/2019	376,113	—
26,475,000 NOK	3,063,988 USD	JPMorgan	06/13/2019	37,797	—
15,375,126 USD	21,915,000 AUD	JPMorgan	06/13/2019	—	(168,348)
1,601,530 USD	2,160,000 CAD	JPMorgan	06/13/2019	—	(3,044)
3,846,013 USD	5,238,000 SGD	JPMorgan	06/13/2019	—	(32,470)
Total				582,173	(481,891)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Pagseguro Digital Ltd.	JPMorgan	USD	(4,101,762)	(1,281)	35.00	6/21/2019	(29,413)	(60,848)
2	Columbia Global Equity Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, May 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	7,405,911	27,488,144	(28,135,571)	6,758,484	37	—	39,806	6,757,808
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Global Equity Value Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	4,103,587	—	—	—	4,103,587
Canada	25,840,567	—	—	—	25,840,567
China	—	4,203,124	—	—	4,203,124
Finland	—	6,752,254	—	—	6,752,254
France	—	23,020,480	—	—	23,020,480
Israel	—	2,408,695	—	—	2,408,695
Japan	—	57,213,471	—	—	57,213,471
Netherlands	7,500,124	19,560,657	—	—	27,060,781
Norway	—	6,540,897	—	—	6,540,897
Russian Federation	—	5,103,916	—	—	5,103,916
South Korea	—	13,764,603	—	—	13,764,603
Spain	—	29,999,405	—	—	29,999,405
Sweden	—	4,898,576	—	—	4,898,576
United Kingdom	12,637,085	45,928,586	—	—	58,565,671
United States	435,721,254	—	—	—	435,721,254
Virgin Islands	2,516,680	—	—	—	2,516,680
Total Common Stocks	488,319,297	219,394,664	—	—	707,713,961
Money Market Funds	—	—	—	6,757,808	6,757,808
Total Investments in Securities	488,319,297	219,394,664	—	6,757,808	714,471,769
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	582,173	—	—	582,173
Liability
Forward Foreign Currency Exchange Contracts	—	(481,891)	—	—	(481,891)
Options Contracts Written	(60,848)	—	—	—	(60,848)
Total	488,258,449	219,494,946	—	6,757,808	714,511,203
4	Columbia Global Equity Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Global Equity Value Fund | Quarterly Report 2019	5

Portfolio of Investments
Columbia Overseas Core Fund, May 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Argentina 0.5%
Banco Macro SA, ADR	23,033	1,148,886
Australia 1.4%
Ansell Ltd.	197,503	3,443,106
Brazil 0.7%
Pagseguro Digital Ltd., Class A(a)	50,783	1,626,072
Canada 5.9%
Alimentation Couche-Tard, Inc., Class B	66,129	4,058,450
Cott Corp.	377,006	4,908,618
Stars Group, Inc. (The)(a)	158,638	2,627,926
Yamana Gold, Inc.	1,312,167	2,611,212
Total		14,206,206
China 1.4%
BeiGene Ltd., ADR(a)	3,028	357,092
Tencent Holdings Ltd.	74,200	3,093,966
Total		3,451,058
Finland 2.0%
Neste OYJ	40,929	1,381,708
UPM-Kymmene OYJ	141,000	3,527,457
Total		4,909,165
France 7.7%
AXA SA	123,127	3,031,441
Capgemini SE	38,095	4,258,792
DBV Technologies SA, ADR(a)	33,102	298,580
Eiffage SA	34,008	3,251,025
Sanofi	64,190	5,183,812
Total SA	51,289	2,659,214
Total		18,682,864
Germany 3.6%
Aroundtown SA	352,532	2,991,027
Bayer AG, Registered Shares	35,935	2,124,973
Covestro AG	51,335	2,243,227
Duerr AG	41,883	1,414,570
Total		8,773,797
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 2.0%
Link REIT (The)	175,500	2,100,030
WH Group Ltd.	3,040,500	2,736,855
Total		4,836,885
Ireland 0.2%
Amarin Corp. PLC, ADR(a)	22,057	391,071
Israel 1.9%
Bank Hapoalim BM	498,503	3,589,913
Bezeq Israeli Telecommunication Corp., Ltd.	1,756,417	1,089,484
Total		4,679,397
Italy 1.5%
Recordati SpA	87,000	3,593,790
Japan 25.9%
Amano Corp.	146,400	3,777,330
BayCurrent Consulting, Inc.	90,300	3,003,468
CYBERDYNE, Inc.(a)	55,000	290,042
Hoya Corp.	41,000	2,837,975
Invincible Investment Corp.	7,128	3,793,322
ITOCHU Corp.	222,100	4,077,389
Kinden Corp.	115,300	1,770,275
Koito Manufacturing Co., Ltd.	53,400	2,461,236
Matsumotokiyoshi Holdings Co., Ltd.	112,900	3,316,091
Meitec Corp.	27,600	1,308,593
Nihon M&A Center, Inc.	186,200	4,590,990
Nippon Telegraph & Telephone Corp.	87,400	3,910,375
ORIX Corp.	261,200	3,682,590
Round One Corp.	131,900	1,950,521
Shionogi & Co., Ltd.	32,700	1,782,979
Ship Healthcare Holdings, Inc.	32,800	1,389,859
Sony Corp.	88,600	4,246,043
Subaru Corp.	114,800	2,652,739
Sumitomo Mitsui Financial Group, Inc.	91,300	3,163,719
Takeda Pharmaceutical Co., Ltd.	158,077	5,374,989
Takuma Co., Ltd.	243,600	3,168,118
Total		62,548,643
Columbia Overseas Core Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, May 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 7.6%
ABN AMRO Group NV	156,867	3,314,112
ASR Nederland NV	98,199	3,720,700
ING Groep NV	265,152	2,863,984
Koninklijke Ahold Delhaize NV	213,989	4,799,506
Signify NV	136,962	3,666,050
Total		18,364,352
Norway 0.9%
BW LPG Ltd.(a)	491,865	2,064,501
Pakistan 0.6%
Lucky Cement Ltd.	260,200	745,734
Oil & Gas Development Co., Ltd.	689,300	634,169
Total		1,379,903
Russian Federation 0.8%
Sberbank of Russia PJSC, ADR	130,958	1,887,204
South Korea 2.8%
Hyundai Home Shopping Network Corp.	22,832	1,752,326
Samsung Electronics Co., Ltd.	79,045	2,814,146
Youngone Corp.	64,851	2,101,981
Total		6,668,453
Spain 4.0%
ACS Actividades de Construccion y Servicios SA	116,141	4,770,299
Endesa SA	110,390	2,749,977
Tecnicas Reunidas SA	80,759	2,024,347
Total		9,544,623
Sweden 2.0%
Granges AB	154,457	1,450,814
Hemfosa Fastigheter AB	378,592	3,491,268
Total		4,942,082
Switzerland 4.1%
Nestlé SA, Registered Shares	44,557	4,419,999
Roche Holding AG, Genusschein Shares	20,553	5,398,289
Total		9,818,288
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 17.2%
BP PLC	517,051	3,503,417
British American Tobacco PLC	110,236	3,829,141
BT Group PLC	1,036,889	2,528,576
Crest Nicholson Holdings PLC	320,470	1,483,606
DCC PLC	57,558	4,827,843
Greene King PLC	297,941	2,405,145
GW Pharmaceuticals PLC, ADR(a)	3,472	601,489
John Wood Group PLC	335,855	1,655,224
Just Group PLC(a)	2,086,230	1,260,622
Legal & General Group PLC	1,094,399	3,546,204
Royal Dutch Shell PLC, Class B	310,312	9,663,779
TP ICAP PLC	1,018,672	3,530,718
WPP PLC	212,078	2,519,723
Total		41,355,487
United States 3.8%
ACADIA Pharmaceuticals, Inc.(a)	28,753	689,785
Aerie Pharmaceuticals, Inc.(a)	9,213	335,538
Alexion Pharmaceuticals, Inc.(a)	8,952	1,017,663
Broadcom, Inc.	3,211	808,016
Insmed, Inc.(a)	13,077	316,594
Liberty Global PLC, Class C(a)	151,351	3,668,748
NVIDIA Corp.	5,297	717,532
Puma Biotechnology, Inc.(a)	11,855	175,335
Quotient Ltd.(a)	98,698	954,410
Sage Therapeutics, Inc.(a)	2,591	445,315
Total		9,128,936
Total Common Stocks (Cost $255,726,947)		237,444,769

Options Purchased Calls 0.0%
Value ($)
(Cost $48,702)	73,815

2	Columbia Overseas Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, May 31, 2019 (Unaudited)
Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.497%(b),(c)	3,050,517	3,050,212
Total Money Market Funds (Cost $3,050,212)		3,050,212
Total Investments in Securities (Cost $258,825,861)		240,568,796
Other Assets & Liabilities, Net		411,317
Net Assets		$240,980,113
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,170,000 CAD	6,065,620 USD	Morgan Stanley	06/13/2019	19,495	—
1,953,000 GBP	2,526,945 USD	Morgan Stanley	06/13/2019	56,670	—
12,794,000 ILS	3,537,914 USD	Morgan Stanley	06/13/2019	6,487	—
705,629,000 JPY	6,313,892 USD	Morgan Stanley	06/13/2019	—	(202,639)
7,015,838,000 KRW	6,072,899 USD	Morgan Stanley	06/13/2019	176,333	—
11,388,228 USD	16,219,000 AUD	Morgan Stanley	06/13/2019	—	(133,894)
3,035,431 USD	3,083,000 CHF	Morgan Stanley	06/13/2019	46,497	—
1,768,698 USD	11,785,000 DKK	Morgan Stanley	06/13/2019	—	(4,222)
1,995,828 USD	1,779,000 EUR	Morgan Stanley	06/13/2019	—	(6,844)
2,021,458 USD	18,987,000 SEK	Morgan Stanley	06/13/2019	—	(18,529)
3,292,079 USD	4,480,000 SGD	Morgan Stanley	06/13/2019	—	(30,401)
Total				305,482	(396,529)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	JPMorgan	USD	485,625	259	16.00	06/19/2019	48,702	73,815

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Pagseguro Digital Ltd.	JPMorgan	USD	(1,623,414)	(507)	35.00	6/21/2019	(11,641)	(24,083)
Puma Biotechnology, Inc.	JPMorgan	USD	(174,522)	(118)	20.00	6/21/2019	(4,607)	(885)
Total							(16,248)	(24,968)
Columbia Overseas Core Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, May 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.497%
	2,544,191	10,039,370	(9,533,044)	3,050,517	18	—	7,215	3,050,212
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Overseas Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	1,148,886	—	—	—	1,148,886
Australia	—	3,443,106	—	—	3,443,106
Brazil	1,626,072	—	—	—	1,626,072
Canada	14,206,206	—	—	—	14,206,206
China	357,092	3,093,966	—	—	3,451,058
Finland	—	4,909,165	—	—	4,909,165
France	298,580	18,384,284	—	—	18,682,864
Germany	—	8,773,797	—	—	8,773,797
Hong Kong	—	4,836,885	—	—	4,836,885
Ireland	391,071	—	—	—	391,071
Israel	—	4,679,397	—	—	4,679,397
Italy	—	3,593,790	—	—	3,593,790
Japan	—	62,548,643	—	—	62,548,643
Netherlands	—	18,364,352	—	—	18,364,352
Norway	—	2,064,501	—	—	2,064,501
Pakistan	—	1,379,903	—	—	1,379,903
Russian Federation	—	1,887,204	—	—	1,887,204
South Korea	—	6,668,453	—	—	6,668,453
Spain	—	9,544,623	—	—	9,544,623
Sweden	—	4,942,082	—	—	4,942,082
Switzerland	—	9,818,288	—	—	9,818,288
Columbia Overseas Core Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, May 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
United Kingdom	601,489	40,753,998	—	—	41,355,487
United States	9,128,936	—	—	—	9,128,936
Total Common Stocks	27,758,332	209,686,437	—	—	237,444,769
Options Purchased Calls	73,815	—	—	—	73,815
Money Market Funds	—	—	—	3,050,212	3,050,212
Total Investments in Securities	27,832,147	209,686,437	—	3,050,212	240,568,796
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	305,482	—	—	305,482
Liability
Forward Foreign Currency Exchange Contracts	—	(396,529)	—	—	(396,529)
Options Contracts Written	(24,968)	—	—	—	(24,968)
Total	27,807,179	209,595,390	—	3,050,212	240,452,781
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Columbia Overseas Core Fund | Quarterly Report 2019